SHARE CAPITAL (Narrative) (Details)		12 Months Ended
	Jun. 13, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Apr. 30, 2018 CAD ($)	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Short form base shelf prospectus				$ 150,000,000
Public equity offerings, net of issuance costs	$ 35,700,000	$ 22,541,000	$ 7,982,000
Equity issuance, price per share		2.20	2.61
Proceeds from issuing shares		23,557,000	8,273,000
Payments of commission		530,000	186,000
Additional transaction costs		$ 484,000	105,000
Number of shares sold and reserved for issuance | shares		369,488
Proceeds from shares sold and reserved for issuance		$ 867,000
Maximum percentage of ownership of issued and outstanding shares		7.00%
Weighted average share price		$ 3.24	4.27
Share-based compensation expense		2,171,000	1,976,000
Unvested share option expense not yet recognized		$ 524,000	$ 643,000
Performance share units, authorized | shares		2,000,000
Performance share units granted | shares		603,000	446,000
Share based compensation expense related to performance share units		$ 1,024,000	$ 450,000
Expense on directors compensation related to deferred share units		$ 731,000	$ 88,000
Deferred share units outstanding | shares		889,385	652,276		548,392
Deferred share units outstanding, fair market value		$ 2,138,000	$ 1,407,000
Expense (recovery) related to share appreciation rights		$ (25,000)	$ (245,000)
Share appreciation rights, outstanding | shares		312,000	694,000		911,993
Share appreciation rights outstanding, fair market value		$ 47,000	$ 72,000
May 3, 2020 [Member]
Disclosure of classes of share capital [line items]
Performance Share Units Vested | shares		170,000
May 3, 2021 [Member]
Disclosure of classes of share capital [line items]
Performance Share Units Vested | shares		446,000
March 3, 2022 [Member]
Disclosure of classes of share capital [line items]
Performance Share Units Vested | shares		603,000
Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in number of shares outstanding | shares		114,345
Equity issuance, price per share		$ 2.43
Proceeds from issuing shares		277,000
Payments of commission		$ 6,000